AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 83.5%
Asset-Backed Securities — 8.3%
Automobiles — 0.6%
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	100	$101,018
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	200,666
			301,684
Collateralized Loan Obligations — 6.9%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.254%(c)	07/20/29	203	202,506
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.061%(c)	01/17/28	44	44,029
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.211%(c)	04/17/31	748	738,380
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.309%(c)	04/24/30	250	248,741
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	01/22/31	750	745,128
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	07/20/31	250	248,462
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.524%(c)	10/13/31	246	243,611
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.288%(c)	10/25/28	183	182,913
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.141%(c)	01/18/29	194	192,300
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.324%(c)	01/20/31	750	745,088
			3,591,158
Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	4	4,110
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.8%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	$200,539
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	200,350
			400,889
Student Loan — 0.0%
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	31	30,645

Total Asset-Backed Securities (cost $4,336,338)			4,328,486
Commercial Mortgage-Backed Securities — 3.9%
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	49	48,683
Series 2015-P01, Class A4
3.462%	09/15/48	300	298,381
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	9	8,734
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	300,493
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	218	214,572
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	32	32,389
Series 2018-C08, Class ASB
3.903%	02/15/51	340	346,418
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	635	636,450
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	180	179,763

Total Commercial Mortgage-Backed Securities (cost $2,088,194)			2,065,883
Corporate Bonds — 15.4%
Agriculture — 0.7%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	165	162,867
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	190	187,663
			350,530
A1

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.3%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	164	$164,087
Auto Manufacturers — 0.5%
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	284	288,380
Banks — 6.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.384%(ff)	04/02/26	620	619,140
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	43,451
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	210	211,645
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.290%(ff)	03/17/26	245	244,289
Sub. Notes
3.875%	03/26/25	95	96,216
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.773%(ff)	03/28/25	280	280,857
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series E, SOFR + 0.500% (Cap N/A, Floor 0.000%)
0.681%(c)	11/08/23	160	158,767
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	201,060
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	260	262,981
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	201,863
Morgan Stanley,
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	355	362,217
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	252,039
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	200,241
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	245	245,803
			3,380,569
Chemicals — 0.5%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	73,838
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	155	$157,481
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,067
			246,386
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	96,183
Diversified Financial Services — 0.3%
American Express Co.,
Sr. Unsec’d. Notes
0.750%	11/03/23	100	97,581
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	39,911
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	40,813
			178,305
Electric — 0.1%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	55	54,876
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	311,450
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	82,718
			394,168
Insurance — 1.0%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	64,076
4.569%	02/01/29	222	235,423
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	151,042
3.300%	09/15/22	20	20,145
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	55,121
			525,807
Machinery-Diversified — 0.5%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	199,652

A2

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	$50,362
			250,014
Media — 0.2%
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	110	112,299
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	20	19,416
Oil & Gas — 0.6%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	150	149,440
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	100	105,115
Phillips 66,
Gtd. Notes
3.700%	04/06/23	65	65,874
			320,429
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
1.231%	12/15/23	30	29,307
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	165	167,468
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	51	51,760
			219,228
Pipelines — 1.2%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	62,994
Energy Transfer LP,
Sr. Unsec’d. Notes
5.875%	01/15/24	235	244,229
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	302,295
			609,518
Retail — 0.4%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	90,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	100	$97,457
			188,435
Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25	105	108,868
Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	73,241
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	50,065
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	240	241,454
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	140	131,652
			423,171

Total Corporate Bonds (cost $8,013,748)			8,033,217
Residential Mortgage-Backed Security — 0.1%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	56	56,608
(cost $57,164)
Sovereign Bond — 0.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27(a)	200	204,927
(cost $199,291)
U.S. Government Agency Obligations — 4.8%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	70,512
2.500%	TBA	1,000	954,062
3.000%	TBA	1,000	978,125
3.500%	TBA	500	499,135

Total U.S. Government Agency Obligations (cost $2,492,651)			2,501,834
U.S. Treasury Obligations — 50.6%
U.S. Treasury Bonds
1.375%	11/15/40	15	12,260
2.000%	11/15/41	985	891,117
2.250%	05/15/41	330	311,386
2.500%	02/15/46	520	509,112
3.625%	08/15/43	25	28,984

A3

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
0.125%	01/31/23	660	$652,188
0.125%	03/31/23	70	68,906
0.125%	04/30/23(k)	7,195	7,066,839
0.750%	12/31/23	15,015	14,626,135
0.750%	03/31/26	220	205,150
1.875%	02/28/29	25	24,137
1.875%	02/15/32	15	14,407
2.875%	05/15/28(k)	1,590	1,627,017
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	25	20,542
0.964%(s)	08/15/30	155	126,604
1.775%(s)	02/15/40	50	31,428
2.334%(s)	11/15/42	25	14,130
2.336%(s)	11/15/40	100	60,625
2.375%(s)	11/15/41	140	81,714
2.397%(s)	05/15/42	20	11,495
2.456%(s)	05/15/44	25	13,602
2.456%(s)	08/15/44	40	21,655
2.484%(s)	02/15/45	40	21,375

Total U.S. Treasury Obligations (cost $27,009,154)			26,440,808

Total Long-Term Investments (cost $44,196,540)			43,631,763

	Shares
Short-Term Investments — 20.2%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	492,312	4,494,812
PGIM Core Ultra Short Bond Fund(wc)	5,963,052	5,963,052
PGIM Institutional Money Market Fund (cost $104,922; includes $104,828 of cash collateral for securities on loan)(b)(wc)	105,027	104,932

Total Short-Term Investments (cost $10,582,403)		10,562,796

TOTAL INVESTMENTS—103.7% (cost $54,778,943)		54,194,559

Liabilities in excess of other assets(z) — (3.7)%		(1,908,766)

Net Assets — 100.0%		$52,285,793

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $103,996; cash collateral of $104,828 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
98	2 Year U.S. Treasury Notes	Jun. 2022	$20,768,344	$(251,569)
Short Positions:
26	5 Year U.S. Treasury Notes	Jun. 2022	2,981,875	60,410
7	10 Year U.S. Treasury Notes	Jun. 2022	860,125	(3,728)
A4

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
9	10 Year U.S. Ultra Treasury Notes	Jun. 2022	$1,219,219	$41,543
16	20 Year U.S. Treasury Bonds	Jun. 2022	2,401,000	82,244
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	354,250	13,731
				194,200
				$(57,369)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5